UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Elm Ridge Management, LLC

Address:    3 West Main Street
            2nd Floor
            Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Turchin
Title:      Chief Financial Officer of the Funds
Phone:      (914) 250-1000

Signature, Place and Date of Signing:


/s/ Andrew Turchin                  Irvington, NY             May 14, 2013
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:        $892,625
                                             (in thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----

(1)   028- 12044            Elm Ridge Partners, LLC

(2)   028- 11797            Elm Ridge Offshore Master Fund, Ltd.

(3)   028- 10075            Elm Ridge Capital Management, LLC

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
AETNA INC NEW                      COM         00817Y108  26,162       511,674 SH         DEFINED     1,2,3      511,674
ALCOA INC                          COM         013817101  26,521     3,112,750 SH         DEFINED     1,2,3    3,112,750
ALLSTATE CORP                      COM         020002101  20,295       413,585 SH         DEFINED     1,2,3      413,585
AMERICAN INTL GROUP INC          COM NEW       026874784  34,190       880,743 SH         DEFINED     1,2,3      880,743
APPLIED MATLS INC                  COM         038222105  31,313     2,322,907 SH         DEFINED     1,2,3    2,322,907
ARMSTRONG WORLD INDS INC NEW       COM         04247X102   1,705        30,500 SH         DEFINED     1,2,3       30,500
ASSURED GUARANTY LTD               COM         G0585R106  39,601     1,921,452 SH         DEFINED     1,2,3    1,921,452
BANK OF AMERICA CORPORATION        COM         060505104  30,194     2,478,990 SH         DEFINED     1,2,3    2,478,990
BOISE CASCADE CO DEL               COM         09739D100   9,968       293,695 SH         DEFINED     1,2,3      293,695
BOSTON SCIENTIFIC CORP             COM         101137107  37,894     4,852,041 SH         DEFINED     1,2,3    4,852,041
BP PLC                        SPONSORED ADR    055622104  23,722       560,133 SH         DEFINED     1,2,3      560,133
CENVEO INC                         COM         15670S105   6,948     3,231,648 SH         DEFINED     1,2,3    3,231,648
CITIGROUP INC                    COM NEW       172967424  19,550       441,904 SH         DEFINED     1,2,3      441,904
CORNING INC                        COM         219350105  31,358     2,352,459 SH         DEFINED     1,2,3    2,352,459
COSTAR GROUP INC                   COM         22160N109   1,095        10,000 SH         DEFINED     1,2,3       10,000
DELL INC                           COM         24702R101  32,015     2,234,141 SH         DEFINED     1,2,3    2,234,141
DONNELLEY R R & SONS CO            COM         257867101  38,389     3,185,815 SH         DEFINED     1,2,3    3,185,815
FLEXTRONICS INTL LTD               ORD         Y2573F102  23,489     3,474,650 SH         DEFINED     1,2,3    3,474,650
ICU MED INC                        COM         44930G107   2,780        47,158 SH         DEFINED     1,2,3       47,158
ISHARES TR                    DJ HOME CONSTN   464288752     478        20,000 SH  PUT    DEFINED     1,2,3       20,000
JOHNSON CTLS INC                   COM         478366107  14,944       426,119 SH         DEFINED     1,2,3      426,119
KOHLS CORP                         COM         500255104  22,491       487,564 SH         DEFINED     1,2,3      487,564
LEAR CORP                        COM NEW       521865204  18,451       336,270 SH         DEFINED     1,2,3      336,270
LILLY ELI & CO                     COM         532457108  28,935       509,502 SH         DEFINED     1,2,3      509,502
LINDSAY CORP                       COM         535555106   2,033        23,054 SH         DEFINED     1,2,3       23,054
LOCKHEED MARTIN CORP               COM         539830109  42,241       437,636 SH         DEFINED     1,2,3      437,636
MBIA INC                           COM         55262C100  40,484     3,941,977 SH         DEFINED     1,2,3    3,941,977
MERCK & CO INC NEW                 COM         58933Y105  35,724       808,240 SH         DEFINED     1,2,3      808,240
NABORS INDUSTRIES LTD              SHS         G6359F103  17,246     1,063,260 SH         DEFINED     1,2,3    1,063,260
NAVISTAR INTL CORP NEW             COM         63934E108  16,216       469,082 SH         DEFINED     1,2,3      469,082
NEWFIELD EXPL CO                   COM         651290108  19,632       875,635 SH         DEFINED     1,2,3      875,635
ON SEMICONDUCTOR CORP              COM         682189105  14,273     1,724,886 SH         DEFINED     1,2,3    1,724,886
PULTE GROUP INC                    COM         745867101     405        20,000 SH  PUT    DEFINED     1,2,3       20,000
QUAD / GRAPHICS INC              COM CL A      747301109  34,616     1,445,931 SH         DEFINED     1,2,3    1,445,931
REGIONS FINL CORP NEW              COM         7591EP100  25,017     3,054,564 SH         DEFINED     1,2,3    3,054,564
SAFEWAY INC                      COM NEW       786514208  34,933     1,325,728 SH         DEFINED     1,2,3    1,325,728
SANMINA CORPORATION                COM         801056102  11,482     1,009,817 SH         DEFINED     1,2,3    1,009,817
SUPERVALU INC                      COM         868536103  14,143     2,806,096 SH         DEFINED     1,2,3    2,806,096
TEREX CORP NEW                     COM         880779103  15,931       462,830 SH         DEFINED     1,2,3      462,830
TEXAS CAPITAL BANCSHARES INC       COM         88224Q107     348         8,605 SH         DEFINED     1,2,3        8,605
WEATHERFORD INTERNATIONAL LT     REG SHS       H27013103  19,776     1,629,007 SH         DEFINED     1,2,3    1,629,007
WELLPOINT INC                      COM         94973V107  25,637       387,094 SH         DEFINED     1,2,3      387,094

SK 03563 0006 1381341